FINANCIAL INSTRUMENTS - Schedule of Financial Instruments that are Not Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade payables
Disclosure of financial assets [line items]
Non-current liabilities	$ 2,006	$ 2,981
Borrowings
Disclosure of financial assets [line items]
Non-current liabilities	290,935	2,191
Fair value | Trade payables
Disclosure of financial assets [line items]
Non-current liabilities	1,883	2,779
Fair value | Borrowings
Disclosure of financial assets [line items]
Non-current liabilities	240,450	1,907
Guarantee deposits
Disclosure of financial assets [line items]
Non-current assets	7,417	7,558
Guarantee deposits | Fair value
Disclosure of financial assets [line items]
Non-current assets	6,172	6,447
Other assets
Disclosure of financial assets [line items]
Non-current assets	4,750	4,088
Other assets | Fair value
Disclosure of financial assets [line items]
Non-current assets	$ 4,268	$ 3,486